Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
United States Treasury Note/Bond	4.500%	2/15/36	35,930	36,486
United States Treasury Note/Bond	4.750%	2/15/37	18,575	19,278
United States Treasury Note/Bond	5.000%	5/15/37	28,215	29,895
United States Treasury Note/Bond	4.375%	2/15/38	29,371	29,082
United States Treasury Note/Bond	4.500%	5/15/38	44,470	44,456
United States Treasury Note/Bond	3.500%	2/15/39	46,943	41,522
United States Treasury Note/Bond	4.250%	5/15/39	75,338	72,619
United States Treasury Note/Bond	4.500%	8/15/39	77,492	76,765
United States Treasury Note/Bond	4.375%	11/15/39	86,097	83,877
United States Treasury Note/Bond	4.625%	2/15/40	79,992	80,130
United States Treasury Note/Bond	1.125%	5/15/40	268,449	159,014
United States Treasury Note/Bond	4.375%	5/15/40	80,490	78,151
United States Treasury Note/Bond	1.125%	8/15/40	321,815	188,966
United States Treasury Note/Bond	3.875%	8/15/40	86,926	79,062
United States Treasury Note/Bond	1.375%	11/15/40	356,118	217,900
United States Treasury Note/Bond	4.250%	11/15/40	78,282	74,515
United States Treasury Note/Bond	1.875%	2/15/41	429,915	286,162
United States Treasury Note/Bond	4.750%	2/15/41	81,381	82,322
United States Treasury Note/Bond	2.250%	5/15/41	370,298	261,754
United States Treasury Note/Bond	4.375%	5/15/41	78,517	75,769
United States Treasury Note/Bond	1.750%	8/15/41	485,437	312,273
United States Treasury Note/Bond	3.750%	8/15/41	87,992	78,189
United States Treasury Note/Bond	2.000%	11/15/41	423,304	283,415
United States Treasury Note/Bond	3.125%	11/15/41	83,828	67,861
United States Treasury Note/Bond	2.375%	2/15/42	331,231	235,899
United States Treasury Note/Bond	3.125%	2/15/42	88,697	71,581
United States Treasury Note/Bond	3.000%	5/15/42	86,012	67,802
United States Treasury Note/Bond	3.250%	5/15/42	289,768	237,157
United States Treasury Note/Bond	2.750%	8/15/42	91,565	69,175
United States Treasury Note/Bond	3.375%	8/15/42	248,801	206,971
United States Treasury Note/Bond	2.750%	11/15/42	134,917	101,504
United States Treasury Note/Bond	4.000%	11/15/42	250,554	227,808
United States Treasury Note/Bond	3.125%	2/15/43	130,645	104,088
United States Treasury Note/Bond	3.875%	2/15/43	242,776	216,602
United States Treasury Note/Bond	2.875%	5/15/43	191,512	146,237
United States Treasury Note/Bond	3.875%	5/15/43	239,686	213,658
United States Treasury Note/Bond	3.625%	8/15/43	131,827	113,124
United States Treasury Note/Bond	4.375%	8/15/43	255,267	244,059
United States Treasury Note/Bond	3.750%	11/15/43	141,751	123,677
United States Treasury Note/Bond	4.750%	11/15/43	75,275	75,863
United States Treasury Note/Bond	3.625%	2/15/44	139,502	119,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.375%	5/15/44	132,267	108,645
	United States Treasury Note/Bond	3.125%	8/15/44	170,031	133,793
	United States Treasury Note/Bond	3.000%	11/15/44	145,514	111,955
	United States Treasury Note/Bond	2.500%	2/15/45	192,582	135,048
	United States Treasury Note/Bond	3.000%	5/15/45	91,902	70,391
	United States Treasury Note/Bond	2.875%	8/15/45	128,347	95,939
	United States Treasury Note/Bond	3.000%	11/15/45	73,019	55,711
	United States Treasury Note/Bond	2.500%	2/15/46	155,733	107,943
	United States Treasury Note/Bond	2.500%	5/15/46	159,809	110,493
	United States Treasury Note/Bond	2.250%	8/15/46	200,691	131,609
	United States Treasury Note/Bond	2.875%	11/15/46	93,330	69,181
	United States Treasury Note/Bond	3.000%	2/15/47	188,650	142,784
	United States Treasury Note/Bond	3.000%	5/15/47	149,709	113,218
	United States Treasury Note/Bond	2.750%	8/15/47	211,351	152,239
	United States Treasury Note/Bond	2.750%	11/15/47	213,713	153,840
	United States Treasury Note/Bond	3.000%	2/15/48	243,624	183,746
	United States Treasury Note/Bond	3.125%	5/15/48	256,347	197,908
	United States Treasury Note/Bond	3.000%	8/15/48	284,661	214,519
	United States Treasury Note/Bond	3.375%	11/15/48	288,550	233,094
	United States Treasury Note/Bond	3.000%	2/15/49	303,355	228,654
	United States Treasury Note/Bond	2.875%	5/15/49	290,102	213,316
	United States Treasury Note/Bond	2.250%	8/15/49	264,745	170,223
	United States Treasury Note/Bond	2.375%	11/15/49	248,287	164,180
	United States Treasury Note/Bond	2.000%	2/15/50	316,021	190,995
	United States Treasury Note/Bond	1.250%	5/15/50	361,143	177,242
	United States Treasury Note/Bond	1.375%	8/15/50	411,393	208,975
	United States Treasury Note/Bond	1.625%	11/15/50	414,219	225,555
	United States Treasury Note/Bond	1.875%	2/15/51	464,684	270,243
	United States Treasury Note/Bond	2.375%	5/15/51	473,397	310,814
	United States Treasury Note/Bond	2.000%	8/15/51	468,927	280,770
	United States Treasury Note/Bond	1.875%	11/15/51	433,758	251,241
	United States Treasury Note/Bond	2.250%	2/15/52	399,034	254,135
	United States Treasury Note/Bond	2.875%	5/15/52	383,491	281,626
	United States Treasury Note/Bond	3.000%	8/15/52	365,121	275,438
	United States Treasury Note/Bond	4.000%	11/15/52	365,085	333,710
	United States Treasury Note/Bond	3.625%	2/15/53	365,055	311,494
	United States Treasury Note/Bond	3.625%	5/15/53	363,538	310,427
	United States Treasury Note/Bond	4.125%	8/15/53	404,871	378,744
	United States Treasury Note/Bond	4.750%	11/15/53	110,400	114,799
Total U.S. Government and Agency Obligations (Cost $15,683,546)					12,808,644
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund (Cost $124,320)	5.438%		1,243,330	124,321
Total Investments (100.0%) (Cost $15,807,866)					12,932,965
Other Assets and Liabilities—Net (0.0%)					5,940
Net Assets (100%)					12,938,905
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	12,808,644	—	12,808,644
Temporary Cash Investments	124,321	—	—	124,321
Total	124,321	12,808,644	—	12,932,965